COMMON SHARES (Tables)	12 Months Ended
Dec. 31, 2015
Common Stock, Number of Shares, Par Value and Other Disclosures [Abstract]
Schedule of Common Shares

	Number of Shares	Amount
	(thousands)	(millions of Canadian $)

Outstanding at January 1, 2013	705,461	12,069
Exercise of options	1,980	80
Outstanding at December 31, 2013	707,441	12,149
Exercise of options	1,221	53
Outstanding at December 31, 2014	708,662	12,202
Exercise of options	737	30
Repurchase of shares	(6,785)	(130)
Outstanding at December 31, 2015	702,614	12,102

Schedule of Weighted Average Shares

Weighted Average Common Shares Outstanding	2015	2014	2013
(millions)

Basic	709	708	707
Diluted	709	710	708

Schedule of Stock Options Activity

	Number of Options	Weighted Average Exercise Price	Options Exercisable
	(thousands)		(thousands)

Outstanding at January 1, 2013	7,434	$37.69	4,568
Granted	1,939	$47.09
Exercised	(1,980)	$36.12
Outstanding at December 31, 2013	7,393	$40.57	3,914
Granted	2,292	$49.03
Exercised	(1,221)	$43.00
Outstanding at December 31, 2014	8,464	$43.17	4,556
Granted	2,214	$56.58
Exercised	(737)	$36.14
Forfeited	(107)	$50.74
Outstanding at December 31, 2015	9,834	$46.63	5,566

Schedule of Stock Options Outstanding and Exercisable by the Range of Exercise Price
Stock options outstanding at December 31, 2015 were as follows:

	Options Outstanding			Options Exercisable
Range of Exercise Prices	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life
	(thousands)		(years)	(thousands)		(years)

$31.93 to $36.26	970	$34.27	0.9	970	$34.27	0.9
$36.90 to $41.65	888	$37.91	2.1	888	$37.91	2.1
$41.95 to $45.29	1,759	$42.04	3.2	1,759	$42.04	3.2
$47.09	1,800	$47.09	4.1	1,195	$47.09	4.1
$49.03	2,242	$49.03	5.2	754	$49.03	5.2
$56.58	2,175	$56.58	6.2	—	—	0.0
	9,834	$46.63	4.1	5,566	$42.04	3.1

Schedule of Options Valuation Assumptions
The Company used a binomial model for determining the fair value of options granted applying the following weighted average assumptions:

year ended December 31	2015	2014	2013

Expected life (years)	5.8	6.0	6.0
Interest rate	1.1%	1.8%	1.7%
Volatility[1]	18%	17%	18%
Dividend yield	3.7%	3.8%	3.7%
Forfeiture rate	5%	5%	15%

[1]	Volatility is derived based on the average of both the historical and implied volatility of the Company's common shares.

Schedule of Additional Option Information
The following table summarizes additional stock option information:

year ended December 31	2015	2014	2013
(millions of Canadian $, unless otherwise noted)

Total intrinsic value of options exercised	37	68	25
Fair value of options that have vested	91	95	64
Total options vested	2.0 million	1.7 million	1.3 million